Consolidated Balance Sheets (Unaudited) (Parentheticals) - $ / shares	Jun. 30, 2023	Dec. 31, 2022
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares authorized	242,821,846	242,821,846
Ordinary shares issued	54,318,514	54,318,514
Ordinary shares outstanding	54,318,514	54,318,514
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares authorized	57,178,154	57,178,154
Ordinary shares issued	57,178,154	57,178,154
Ordinary shares outstanding	57,178,154	57,178,154